Expenses Relating to the Business Combination	12 Months Ended
Sep. 30, 2024
Disclosure of detailed information about business combination [abstract]
Expenses Relating to the Business Combination

8. Expenses relating to the Business Combination

During the year ended September 30, 2023, the Group incurred significant costs in connection with the Business Combination. The table below sets out these costs by nature, including identifying which costs were/are to be settled in cash and which costs were/are to be settled through the issue of equity instruments:

(in USD)	Cash-Settled	Equity-Settled	Total
Professional fees	9,146,063	6,845,953	15,992,016
Share-based payment expense on management earnout	—	64,082,445	64,082,445
Share-based payment expense on sponsor earnout	—	5,690,340	5,690,340
Share-based payment expense on acquisition of CIIG II	—	81,551,286	81,551,286
Total expenses relating to the Business Combination	9,146,063	158,170,024	167,316,087

Further information on the share-based payment expenses arising on the Business Combination is provided in Note 22.

The share-based payment expense on acquisition of CIIG II relates to the excess of the fair value of the Ordinary Shares issued to non-redeeming CIIG II shareholders over the net assets of CIIG II on the closing of the Business Combination.

Of the cash-settled amounts, $7,525,388 remained outstanding as at September 30, 2024 ($7,565,495 as at September 30, 2023) and is included within accounts payable and accrued liabilities.

Upon closing of the Business Combination, the Group acquired liabilities of $11,491,920 relating to transaction expenses incurred by CIIG II. Of these, $11,355,330 remained outstanding as at September 30, 2024 ($11,300,921 as at September 30, 2023), of which $8,125,491 ($8,167,921 as at September 30, 2023) is included within accounts payable and accrued liabilities and $3,229,840 ($3,133,000 as at September 30, 2023) is included within loans and borrowings.

Furthermore, the Group has made provision for excise tax on redeemed shares of $2,309,495 in relation to the 1 percent excise tax on stock repurchases by publicly traded companies that occur after December 31, 2022 enacted under Section 4501 of the United States Inflation Reduction Act of 2022.